Proposed Public Offering	Jun. 30, 2020
Proposed Public Offering [Abstract]
Proposed Public Offering

Note 3 — Proposed Public Offering

Pursuant to the Proposed Public Offering, the Company intends to offer for sale 10,500,000 shares of Class A Common stock at a price of $10.00 per share.

The Company will grant the underwriters a 45-day option from the date of the final prospectus relating to the Proposed Public Offering to purchase up to 1,575,000 additional shares to cover over-allotments, if any, at the Proposed Public Offering price, less underwriting discounts and commissions.